INCOME TAXES - Components of the Provision for the Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Income Tax [Abstract]
Current year	$ 65.1		$ 69.9
Prior years' tax adjustments	5.8		12.8
Tax benefit not previously recognized used to reduce the deferred tax expense	(2.8)		(36.1)
Change in income tax rates	(1.0)		(1.3)
Origination and reversal of temporary differences	6.7		14.3
Income tax expense	$ 73.8	[1]	$ 59.6

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.